Federated Hermes SDG Engagement Equity Fund Average Annual Total Returns - Class A and IS and R6 Shares [Member]		12 Months Ended	43 Months Ended	60 Months Ended	62 Months Ended	74 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.49%		10.06%		10.96%
MSCI All Country World SMID Cap Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.68%		6.62%		7.66%
Morningstar Global Small/Mid Stock Funds Category Average(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	2.13%		3.76%		5.29%
A
Prospectus [Line Items]
Average Annual Return, Percent		(3.77%)		3.19%	5.05%
Performance Inception Date					Nov. 05, 2019
IS
Prospectus [Line Items]
Average Annual Return, Percent		2.02%		4.62%		6.23%
Performance Inception Date						Nov. 06, 2018
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.32%		4.32%		5.88%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.31%		3.53%		4.81%
R6
Prospectus [Line Items]
Average Annual Return, Percent		2.11%	6.27%	4.66%
Performance Inception Date			Jun. 11, 2021

[1]	The MSCI ACWI Index captures large-cap and mid-cap representation across developed markets and emerging markets.
[2]	The MSCI All Country World SMID Cap Index captures mid- and small-cap representation across 23 Developed Markets and 24 Emerging Markets countries. The index is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.